Financial Instruments - Summary of Designated As Cash Flow Hedges (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - Designated as Hedging Instrument [Member] - Cash Flow Hedging [Member] - Interest Rate Swaption [Member] - USD ($)
$ in Millions
12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Derivative [Line Items]
Notional Amount		$ 1,700.0	$ 1,700.0
Tranche One [Member]
Derivative [Line Items]
Effective Date		May 23, 2018	May 23, 2018
Notional Amount		$ 300.0	$ 300.0
Fixed Rate Paid		2.915%	2.915%
Maturity Date		Mar. 24, 2025	Mar. 24, 2025
Tranche Two [Member]
Derivative [Line Items]
Effective Date		May 23, 2018	May 23, 2018
Notional Amount		$ 700.0	$ 700.0
Fixed Rate Paid		2.915%	2.915%
Maturity Date	[1]	Mar. 24, 2025	Mar. 24, 2025
Tranche Three [Member]
Derivative [Line Items]
Effective Date		Jun. 25, 2018	Jun. 25, 2018
Notional Amount		$ 200.0	$ 200.0
Fixed Rate Paid		2.723%	2.723%
Maturity Date	[1]	Mar. 23, 2025	Mar. 23, 2025
Tranche Four [Member]
Derivative [Line Items]
Effective Date		Jul. 31, 2018	Jul. 31, 2018
Notional Amount		$ 300.0	$ 300.0
Fixed Rate Paid		2.885%	2.885%
Maturity Date	[1]	Mar. 23, 2025	Mar. 23, 2025
Tranche Five [Member]
Derivative [Line Items]
Effective Date		Dec. 24, 2018	Dec. 24, 2018
Notional Amount		$ 50.0	$ 50.0
Fixed Rate Paid		2.744%	2.744%
Maturity Date	[1]	Mar. 23, 2025	Mar. 23, 2025
Tranche Six [Member]
Derivative [Line Items]
Effective Date		Dec. 24, 2018	Dec. 24, 2018
Notional Amount		$ 100.0	$ 100.0
Fixed Rate Paid		2.808%	2.808%
Maturity Date	[1]	Mar. 23, 2025	Mar. 23, 2025
Tranche Seven [Member]
Derivative [Line Items]
Effective Date		Dec. 24, 2018	Dec. 24, 2018
Notional Amount		$ 50.0	$ 50.0
Fixed Rate Paid		2.728%	2.728%
Maturity Date	[1]	Mar. 23, 2025	Mar. 23, 2025

[1]	Represents the re-designated swaps as described in the May 2022 Transactions section below that were previously not designated cash flow hedges at March 31, 2022.